Note 6 - Income Taxes (Detail) (USD $)	Jan. 31, 2013	Jan. 31, 2012
Deferred Tax Assets, Operating Loss Carryforwards, Domestic	$ 1,002,407	$ 824,272
Deferred Tax Assets, Operating Loss Carryforwards, Foreign	477,224	471,928
United States [Member]
Deferred Tax Assets, Operating Loss Carryforwards, Domestic	2,948,256
Chilean [Member]
Deferred Tax Assets, Operating Loss Carryforwards, Foreign	$ 3,314,282